Schedule of reverse recapitalization (Details) - shares	Nov. 17, 2022	Nov. 17, 2022	Jul. 25, 2022	Jul. 31, 2021
Loan To Third Party
8i ordinary shares outstanding prior to Reverse Recapitalization	11,073,500	11,073,500
Less: redemption of 8i ordinary shares	(6,033,455)	(6,033,455)
Conversion of 8i rights	891,725	891,725
Shares issued to service providers	260,000	260,000
Number of shares issued	6,191,770		4,626,667	1,437,500